Related Party Transactions - (Details)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2016 USD ($)	Jan. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) item	Jun. 30, 2015 USD ($)	Jul. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Proceeds from loans on solarbao platform through Solar Energy							$ 129,830,000
Allowance for doubtful accounts							36,553,000	$ 766,000
Salary payment to certain employees on behalf of the Company							42,000
Amount of prepaid deposits for acquisition							2,589,000
Accounts payable, related parties, current							5,128,000	34,150,000
Solar Energy Ecommerce Shangai Limited
Related Party Transaction [Line Items]
Funds raised							145,568,000
Amount settled by coupon issued to individual investors							11,524,000
Proceeds from loans on solarbao platform through Solar Energy							129,830,000
Due from related parties							$ 3,162,000	0
Percentage of fund principal for commission fee							1.00%
Fee charged by related parties							$ 1,052,000
Allowance for doubtful accounts							1,615,000	0
Total fund redeemed to individual investors							19,237,000
LDK Solar Co., Ltd.
Related Party Transaction [Line Items]
Due from related parties							779,000
Fee charged by related parties							4,000,000	0
Face value of coupons issued							779,000
Salary payment to certain employees on behalf of the Company							42,000	0
Number of subsidiaries agreed to purchase | item			3
Cash consideration			$ 2,390,000
Amount of prepaid deposits for acquisition			2,000,000
Accounts payable, related parties, current							5,128,000	34,150,000
Debt settlement, waiver paid amount						$ 11,000,000
Waived liabilities accounted for capital transaction by increase additional paid in capital						17,775,000
LDK Solar Co., Ltd. | Securities Purchase Agreement
Related Party Transaction [Line Items]
Repayment of accounts payable						2,000,000
LDK Solar Co., Ltd. | Solar Panels
Related Party Transaction [Line Items]
Related party transaction, purchases from related party							11,712,000	5,755,000	$ 0
LDK Solar Co., Ltd. | Settlement and Mutual Release
Related Party Transaction [Line Items]
Accounts payable, related parties, net								$ 28,775,000
Number of days to cancel discount								30 days
Related party transaction, amounts of transaction		$ 2,000,000	$ 1,620,000	$ 2,000,000	$ 1,000,000	2,000,000	2,000,000	$ 380,000
Repayment of accounts payable						$ 9,000,000
Debt settlement, waiver paid amount								11,000,000
LDK Solar Co., Ltd. | Settlement And Mutual Release Accounts Payable Waivable
Related Party Transaction [Line Items]
Accounts payable, related parties, current								$ 17,775,000
Suzhou Liuxin Industry Ltd.
Related Party Transaction [Line Items]
Face value of coupons issued							582,000
Proceeds received from related party							582,000
SUPERMERCY Limited
Related Party Transaction [Line Items]
Funds raised							$ 15,000,000
Percentage of fund principal for commission fee							3.00%
Fee charged by related parties							$ 3,000,000
SUPERMERCY Limited | Subsequent Events
Related Party Transaction [Line Items]
Fee charged by related parties	$ 450,000
Board of Directors Chairman
Related Party Transaction [Line Items]
Allowance for doubtful accounts							310,000
Loan borrowed by the chairman of board of directors							$ 310,000